CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
ASSETS
Land	$ 145
Buildings, fixtures and improvements	820
Acquired intangible lease assets	160
Total real estate investments, at cost	1,125
Cash	6,049
Prepaid expenses and other assets	54
Receivable for issuance of common stock	963
Total assets	8,191
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	1,372
Preferred stock, $0.01 par value, 50,000,000 authorized, none issued and outstanding	0
Common stock, $0.01 par value, 300,000,000 shares authorized, 374,760 shares issued and outstanding	4
Additional paid-in capital	(6,968)
Accumulated deficit	(153)
Total stockholders' equity (deficit)	6,819
Total liabilities and stockholders' equity (deficit)	$ 8,191